CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Millions	Jan. 01, 2018 USD ($)
Cash flow hedge reserve | Increase (decrease) due to application of IFRS 9
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	$ (16)
Cost of hedging reserve | Increase (decrease) due to application of IFRS 9
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	18
Retained earnings
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	13
Retained earnings | Increase (decrease) due to application of IFRS 15
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	20
Retained earnings | Increase (decrease) due to application of IFRS 9
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	$ (7)